Expense Example, No Redemption - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom Blend 2015 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 33
3 Years	103
5 Years	180
10 Years	406
Fidelity Advisor Freedom Blend 2015 Fund - Class C
Expense Example, No Redemption:
1 Year	145
3 Years	449
5 Years	776
10 Years	1,497
Fidelity Advisor Freedom Blend 2015 Fund - Class M
Expense Example, No Redemption:
1 Year	441
3 Years	633
5 Years	841
10 Years	1,442
Fidelity Advisor Freedom Blend 2015 Fund - Class A
Expense Example, No Redemption:
1 Year	640
3 Years	777
5 Years	927
10 Years	1,362
Fidelity Advisor Freedom Blend 2015 Fund - Class I
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530